Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000047593
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	7.57%	10.40%	5.48%
C000047595
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	11.58%	10.73%	5.36%
C000047596
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000070983
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	24.81%	9.48%	6.22%
C000070984
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	29.72%	9.83%	6.17%
C000139783
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000131729
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	7.71%	(0.32%)	1.44%
C000131731
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000211124
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000023745
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	17.88%	7.04%	8.86%
C000023746
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	22.55%	7.39%	8.79%
C000023747
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000211123
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Without Sales Load [Member] | C000047593
Average Annual Return [Line Items]
Average Annual Return, Percent	13.50%	11.59%	6.04%
Without Sales Load [Member] | C000047595
Average Annual Return [Line Items]
Average Annual Return, Percent	12.58%	10.73%	5.36%
Without Sales Load [Member] | C000047596
Average Annual Return [Line Items]
Average Annual Return, Percent	13.83%	11.86%	6.37%
Without Sales Load [Member] | C000070983
Average Annual Return [Line Items]
Average Annual Return, Percent	31.73%	10.67%	6.80%
Without Sales Load [Member] | C000070984
Average Annual Return [Line Items]
Average Annual Return, Percent	30.72%	9.83%	6.17%
Without Sales Load [Member] | C000139783
Average Annual Return [Line Items]
Average Annual Return, Percent	32.02%	10.94%	7.14%
Without Sales Load [Member] | C000131729
Average Annual Return [Line Items]
Average Annual Return, Percent	11.33%	0.33%	1.78%
Without Sales Load [Member] | C000131731
Average Annual Return [Line Items]
Average Annual Return, Percent	11.68%	0.58%	2.10%
Without Sales Load [Member] | C000211124
Average Annual Return [Line Items]
Average Annual Return, Percent	11.73%	0.64%	2.13%
Without Sales Load [Member] | C000023745
Average Annual Return [Line Items]
Average Annual Return, Percent	24.42%	8.20%	9.45%
Without Sales Load [Member] | C000023746
Average Annual Return [Line Items]
Average Annual Return, Percent	23.55%	7.39%	8.79%
Without Sales Load [Member] | C000023747
Average Annual Return [Line Items]
Average Annual Return, Percent	24.74%	8.47%	9.81%
Without Sales Load [Member] | C000211123
Average Annual Return [Line Items]
Average Annual Return, Percent	24.89%	8.56%	9.85%
EATON VANCE Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	31.76%	12.18%	9.38%
EATON VANCE Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	31.76%	12.18%	9.38%
EATON VANCE Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	31.76%	12.18%	9.38%
EATON VANCE Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	31.76%	12.18%	9.38%
EATON VANCE Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	31.76%	12.18%	9.38%
EATON VANCE Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	31.76%	12.18%	9.38%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%	0.70%	2.15%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%	0.70%	2.15%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%	0.70%	2.15%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.25%	12.82%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.25%	12.82%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.25%	12.82%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.25%	12.82%
EATON VANCE Index: Calvert Global Energy Research Spliced Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert Global Energy Research Spliced Benchmark
Average Annual Return, Percent	14.46%	12.99%	7.77%
EATON VANCE Index: Calvert Global Energy Research Spliced Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert Global Energy Research Spliced Benchmark
Average Annual Return, Percent	14.46%	12.99%	7.77%
EATON VANCE Index: Calvert Global Energy Research Spliced Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert Global Energy Research Spliced Benchmark
Average Annual Return, Percent	14.46%	12.99%	7.77%
EATON VANCE Index: Calvert Global Water Research Spliced Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert Global Water Research Spliced Benchmark
Average Annual Return, Percent	33.10%	11.91%	10.24%
EATON VANCE Index: Calvert Global Water Research Spliced Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert Global Water Research Spliced Benchmark
Average Annual Return, Percent	33.10%	11.91%	10.24%
EATON VANCE Index: Calvert Global Water Research Spliced Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert Global Water Research Spliced Benchmark
Average Annual Return, Percent	33.10%	11.91%	10.24%
EATON VANCE Index: ICE BofA FI ESG Indices - ICE USD Green Bond Index TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA USD Green Bond Index
Average Annual Return, Percent	11.83%	1.00%	2.17%
EATON VANCE Index: ICE BofA FI ESG Indices - ICE USD Green Bond Index TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA USD Green Bond Index
Average Annual Return, Percent	11.83%	1.00%	2.17%
EATON VANCE Index: ICE BofA FI ESG Indices - ICE USD Green Bond Index TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA USD Green Bond Index
Average Annual Return, Percent	11.83%	1.00%	2.17%
EATON VANCE Index: Russell 2000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	26.76%	9.38%	8.78%
EATON VANCE Index: Russell 2000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	26.76%	9.38%	8.78%
EATON VANCE Index: Russell 2000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	26.76%	9.38%	8.78%
EATON VANCE Index: Russell 2000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	26.76%	9.38%	8.78%